4. Fair Value of Financial Instruments (Details 1) - USD ($)	Jun. 30, 2015	Jun. 30, 2014
Cost	$ 285,100	$ 414,300
Fair Value	281,800	415,400
Unrealized Holding Gain (Loss)	(3,300)	1,100
Equity Securities
Cost	29,300	29,300
Fair Value	35,800	38,500
Unrealized Holding Gain (Loss)	6,500	9,200
Mutual Funds
Cost	255,800	385,000
Fair Value	246,000	376,900
Unrealized Holding Gain (Loss)	$ (9,800)	$ (8,100)